Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000234396
Shareholder Report [Line Items]
Fund Name	Sprucegrove International Equity Fund
Class Name	Advisor Class Shares
Trading Symbol	SPRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Advisor Class Shares of the Sprucegrove International Equity Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprucegrove.com/mutual-fund-documents/. You can also request this information by contacting us at 1-844-SPRUCEG (777-8234).
Additional Information Phone Number	1-844-SPRUCEG (777-8234)
Additional Information Website	https://sprucegrove.com/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sprucegrove International Equity Fund, Advisor Class Shares	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 148,295,966
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 237,396
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$148,295,966	74	$237,396	14%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	13.4%
Netherlands	2.1%
Ireland	2.3%
Brazil	2.4%
France	3.4%
Canada	3.9%
Singapore	4.0%
India	4.0%
Hong Kong	5.6%
Switzerland	9.9%
Germany	11.5%
Japan	15.1%
United Kingdom	17.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Roche Holding AG	2.8%
SAP SE	2.4%
Novartis AG	2.4%
Ryanair Holdings PLC	2.3%
HSBC Holdings PLC	2.2%
AIA Group Ltd	2.1%
Nitto Denko Corp	2.1%
Smith & Nephew PLC	2.1%
Sandoz Group AG	2.0%
IMI PLC	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-SPRUCEG (777-8234)
Updated Prospectus Web Address	https://sprucegrove.com/mutual-fund-documents/
C000225987
Shareholder Report [Line Items]
Fund Name	Sprucegrove International Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	SPRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Sprucegrove International Equity Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprucegrove.com/mutual-fund-documents/. You can also request this information by contacting us at 1-844-SPRUCEG (777-8234).
Additional Information Phone Number	1-844-SPRUCEG (777-8234)
Additional Information Website	https://sprucegrove.com/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sprucegrove International Equity Fund, Institutional Class Shares	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 148,295,966
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 237,396
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$148,295,966	74	$237,396	14%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	13.4%
Netherlands	2.1%
Ireland	2.3%
Brazil	2.4%
France	3.4%
Canada	3.9%
Singapore	4.0%
India	4.0%
Hong Kong	5.6%
Switzerland	9.9%
Germany	11.5%
Japan	15.1%
United Kingdom	17.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Roche Holding AG	2.8%
SAP SE	2.4%
Novartis AG	2.4%
Ryanair Holdings PLC	2.3%
HSBC Holdings PLC	2.2%
AIA Group Ltd	2.1%
Nitto Denko Corp	2.1%
Smith & Nephew PLC	2.1%
Sandoz Group AG	2.0%
IMI PLC	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-SPRUCEG (777-8234)
Updated Prospectus Web Address	https://sprucegrove.com/mutual-fund-documents/
C000234397
Shareholder Report [Line Items]
Fund Name	Sprucegrove International Equity Fund
Class Name	Investor Class Shares
Trading Symbol	SPRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Sprucegrove International Equity Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprucegrove.com/mutual-fund-documents/. You can also request this information by contacting us at 1-844-SPRUCEG (777-8234).
Additional Information Phone Number	1-844-SPRUCEG (777-8234)
Additional Information Website	https://sprucegrove.com/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sprucegrove International Equity Fund, Investor Class Shares	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 148,295,966
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 237,396
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$148,295,966	74	$237,396	14%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	13.4%
Netherlands	2.1%
Ireland	2.3%
Brazil	2.4%
France	3.4%
Canada	3.9%
Singapore	4.0%
India	4.0%
Hong Kong	5.6%
Switzerland	9.9%
Germany	11.5%
Japan	15.1%
United Kingdom	17.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Roche Holding AG	2.8%
SAP SE	2.4%
Novartis AG	2.4%
Ryanair Holdings PLC	2.3%
HSBC Holdings PLC	2.2%
AIA Group Ltd	2.1%
Nitto Denko Corp	2.1%
Smith & Nephew PLC	2.1%
Sandoz Group AG	2.0%
IMI PLC	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-SPRUCEG (777-8234)
Updated Prospectus Web Address	https://sprucegrove.com/mutual-fund-documents/